Intangible Assets (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		42 Months Ended	48 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of other intangible assets					$ 1,044,542	$ 1,413,215	$ 3,244,207
Impaiment loss of intangible assets					1,393,131	1,720,229	3,623,360	3,113,360
Reduction in contingent royalty liability					425,459
Stockholder receivable					$ 765,000		$ 765,000
Common stock shares repurchased					2,550,000